John Hancock GA Senior Loan Trust
Consolidated portfolio of investments 9-30-25 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

Senior loans (A)(B) 123.3%				$1,143,277,363
(Cost $1,146,222,287)
Consumer discretionary 24.4%				226,526,052
Distributors 3.6%
All Glass & Window Holdings, Inc., Delayed Draw Term Loan (C)	—	03-26-31	3,663,004	3,626,374
All Glass & Window Holdings, Inc., Revolver (C)	—	03-26-31	2,197,802	2,175,824
All Glass & Window Holdings, Inc., Term Loan A (1 month CME Term SOFR + 5.000%)	9.166	03-26-31	10,357,231	10,253,659
Eastern Communications Solutions, Inc., Revolver (C)	—	12-30-30	3,008,596	2,978,510
Eastern Communications Solutions, Inc., Term Loan A (3 month CME Term SOFR + 5.000%)	9.002	12-30-30	14,382,718	14,238,891
Diversified consumer services 13.8%
Capital Construction LLC, 2025 3rd Amendment Term Loan (3 month CME Term SOFR + 5.750%)	10.196	10-22-26	805,299	795,232
Capital Construction LLC, 2025 Delayed Draw Term Loan A (3 month CME Term SOFR + 5.000%)	10.218	10-22-26	425,019	419,706
Capital Construction LLC, 2025 Delayed Draw Term Loan B (C)	—	10-22-26	1,230,317	1,214,938
Capital Construction LLC, Delayed Draw Term Loan (1 month CME Term SOFR + 5.750%)	10.130	10-22-26	5,156,538	5,092,082
Capital Construction LLC, Revolver (C)	—	10-22-26	824,176	813,874
Capital Construction LLC, Term Loan (1 month CME Term SOFR + 5.750%)	10.130	10-22-26	3,804,059	3,756,508
GarageCo Intermediate II LLC, Delayed Draw Term Loan (C)	—	08-02-32	5,387,205	5,346,801
GarageCo Intermediate II LLC, Revolver (C)	—	08-02-32	1,616,162	1,604,040
GarageCo Intermediate II LLC, Term Loan (3 month CME Term SOFR + 4.250%)	8.252	08-02-32	3,663,300	3,635,825
Impact Climate Technologies LLC, Delayed Draw Term Loan (C)	—	04-09-32	1,897,916	1,864,702
Impact Climate Technologies LLC, Term Loan (3 month CME Term SOFR + 6.000%)	10.436	04-09-32	5,361,612	5,267,784
Leap Service Partners LLC, 2025 Delayed Draw Term Loan B (3 month CME Term SOFR + 5.000% and 3 month CME Term SOFR + 5.250%) (C)	9.432	03-15-29	5,583,886	5,583,886
Leap Service Partners LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 5.000% and 3 month CME Term SOFR + 5.250%)	9.380	03-15-29	5,213,113	5,213,113
Leap Service Partners LLC, Revolver (1 month CME Term SOFR + 5.250%) (C)	9.408	03-15-29	1,760,836	1,760,836
Leap Service Partners LLC, Term Loan A (3 month CME Term SOFR + 5.000%)	9.322	03-15-29	4,854,850	4,854,850
LUV Car Wash Group LLC, 2021 Delayed Draw Term Loan A (1 month CME Term SOFR + 5.650%)	9.941	06-09-28	1,874,031	1,859,976
LUV Car Wash Group LLC, 2021 Delayed Draw Term Loan B (3 month CME Term SOFR + 5.650%)	9.821	06-09-28	1,516,510	1,505,136
LUV Car Wash Group LLC, 2022 Delayed Draw Term Loan C (1 month CME Term SOFR + 5.500%)	9.941	12-09-26	5,404,324	5,363,792
LUV Car Wash Group LLC, 2025 21st Amendment Additional Term Loan (1 month CME Term SOFR + 5.500%)	9.941	06-09-28	8,615,385	8,550,769
LUV Car Wash Group LLC, 2025 Delayed Draw Term Loan D (3 month CME Term SOFR + 5.500% and 3 month CME Term SOFR + 5.650%) (C)	9.894	04-01-32	2,499,429	2,480,683
O2B Early Education Holding, Inc., Delayed Draw Term Loan (C)	—	05-29-31	3,629,764	3,620,690
See notes to Consolidated portfolio of investments

John Hancock GA Senior Loan Trust
Consolidated portfolio of investments 9-30-25 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Diversified consumer services (continued)
O2B Early Education Holding, Inc., Revolver (C)	—	05-29-31	1,814,882	$1,810,345
O2B Early Education Holding, Inc., Term Loan A (1 month CME Term SOFR + 4.500%)	8.663	05-29-31	5,431,034	5,417,457
P.J. Fitzpatrick LLC, Delayed Draw Term Loan (C)	—	08-01-31	3,333,333	3,300,000
P.J. Fitzpatrick LLC, Revolver (C)	—	08-01-31	2,500,000	2,475,000
P.J. Fitzpatrick LLC, Term Loan (3 month CME Term SOFR + 5.000%)	9.296	08-01-31	10,333,333	10,230,000
Perennial Services Group LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 5.500%)	9.799	09-07-29	6,216,298	6,216,298
Perennial Services Group LLC, Revolver (3 month CME Term SOFR + 5.500%) (C)	9.824	09-07-29	1,582,278	1,582,278
Perennial Services Group LLC, Term Loan (3 month CME Term SOFR + 5.500%)	9.799	09-07-29	6,946,835	6,946,835
Prestige Backyards LLC, Delayed Draw Term Loan (C)	—	08-07-31	4,918,033	4,856,557
Prestige Backyards LLC, Revolver (C)	—	08-07-31	3,278,689	3,237,705
Prestige Backyards LLC, Term Loan A (3 month CME Term SOFR + 5.250%)	9.223	08-07-31	11,803,279	11,655,738
Hotels, restaurants and leisure 3.4%
Bandon Fitness, Inc., Delayed Draw Term Loan (3 month CME Term SOFR + 6.000%) (C)	10.367	07-27-28	2,575,738	2,414,754
Bandon Fitness, Inc., Revolver (3 month CME Term SOFR + 6.000%)	10.469	07-27-28	524,934	492,126
Bandon Fitness, Inc., Term Loan (3 month CME Term SOFR + 6.000%)	10.458	07-27-28	6,644,882	6,229,577
Fresh Holdco, Inc., Term Loan (3 month CME Term SOFR + 5.250%)	9.604	01-26-26	2,849,246	2,849,246
Rocket Holdco Intermediate II LLC, Revolver (C)	—	06-17-31	1,886,792	1,867,925
Rocket Holdco Intermediate II LLC, Term Loan (3 month CME Term SOFR + 4.750%)	8.752	06-17-31	8,130,566	8,049,260
Star Logistics & Hospitality Services LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 5.250%) (C)	9.288	06-18-29	3,788,002	3,466,022
Star Logistics & Hospitality Services LLC, Revolver (3 month CME Term SOFR + 5.250%) (C)	9.440	06-18-29	1,264,881	1,157,366
Star Logistics & Hospitality Services LLC, Term Loan A (3 month CME Term SOFR + 5.250%)	9.276	06-18-29	5,495,908	5,028,756
Household durables 0.9%
Simon Pearce LLC, Revolver (3 month CME Term SOFR + 4.750%) (C)	8.990	10-21-30	1,160,714	1,149,107
Simon Pearce LLC, Term Loan A (1 month CME Term SOFR + 4.750%)	8.905	10-21-30	6,912,054	6,842,933
Leisure products 1.8%
4M Capital, Ltd., Revolver (C)	—	06-18-27	2,310,000	2,310,000
4M Capital, Ltd., Term Loan A (3 month CME Term SOFR + 5.250%)	9.002	06-18-27	14,367,208	14,367,208
Specialty retail 0.9%
RPC TopCo, Inc., Revolver (C)	—	08-29-31	1,136,364	1,125,000
RPC TopCo, Inc., Term Loan (6 month CME Term SOFR + 4.750%)	8.622	08-29-31	7,646,544	7,570,078
See notes to Consolidated portfolio of investments

John Hancock GA Senior Loan Trust
Consolidated portfolio of investments 9-30-25 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Consumer staples 8.3%				$77,156,870
Consumer staples distribution and retail 2.5%
PAK Quality Foods Acquisition LLC, Delayed Draw Term Loan (1 month CME Term SOFR + 5.750%) (C)	10.023	12-28-29	2,686,567	2,686,567
PAK Quality Foods Acquisition LLC, Revolver (1 month CME Term SOFR + 5.750%) (C)	10.023	12-28-29	1,567,164	1,567,164
PAK Quality Foods Acquisition LLC, Term Loan (1 month CME Term SOFR + 5.750%)	10.023	12-28-29	10,422,537	10,422,537
TruSource Foods LLC, Delayed Draw Term Loan (C)	—	08-01-31	3,018,868	2,966,038
TruSource Foods LLC, Revolver (C)	—	08-01-31	1,509,434	1,483,019
TruSource Foods LLC, Term Loan (Prime rate + 4.000%)	11.250	08-01-31	4,784,906	4,701,170
Food products 4.8%
City Line Distributors, Delayed Draw Term Loan (3 month CME Term SOFR + 6.000%)	10.477	08-31-28	2,465,582	2,465,582
City Line Distributors, Revolver (C)	—	08-31-28	1,042,970	1,042,970
City Line Distributors, Term Loan (3 month CME Term SOFR + 6.000%)	10.570	08-31-28	6,132,666	6,132,666
Foodscience LLC, 2024 Delayed Draw Term Loan (3 and 6 month CME Term SOFR + 5.250%) (C)	9.425	11-14-31	7,764,896	7,648,422
Foodscience LLC, 2024 Revolver (6 month CME Term SOFR + 5.250%) (C)	9.094	11-14-31	2,430,556	2,394,097
Foodscience LLC, 2024 Term Loan B (6 month CME Term SOFR + 5.250%)	9.122	11-14-31	7,236,979	7,128,424
GSF Buyer LLC, Delayed Draw Term Loan (C)	—	04-30-31	3,629,764	3,593,466
GSF Buyer LLC, Revolver (C)	—	04-30-31	1,814,882	1,796,733
GSF Buyer LLC, Term Loan A (3 month CME Term SOFR + 5.000%)	9.308	04-30-31	5,431,034	5,376,724
Hill Country Dairies, Inc., Delayed Draw Term Loan (3 month CME Term SOFR + 5.000%) (C)	9.199	08-01-30	1,663,306	1,621,724
Hill Country Dairies, Inc., Revolver (3 month CME Term SOFR + 5.000%) (C)	9.199	08-01-30	1,108,871	1,081,149
Hill Country Dairies, Inc., Term Loan A (3 month CME Term SOFR + 5.000%)	9.199	08-01-31	4,061,794	3,960,250
Household products 1.0%
Walnut Parent, Inc., 2022 2nd Amendment Incremental Term Loan (1 month CME Term SOFR + 5.750%)	10.013	11-09-27	2,561,216	2,458,768
Walnut Parent, Inc., Term Loan (1 month CME Term SOFR + 5.750%)	10.013	11-09-27	6,905,625	6,629,400
Financials 4.1%				37,936,913
Capital markets 2.0%
Steward Partners Global Advisory LLC, 2025 Delayed Draw Term Loan C (1 month CME Term SOFR + 4.750%) (C)	8.914	10-14-28	8,231,169	8,148,858
Steward Partners Global Advisory LLC, Delayed Draw Term Loan (1 and 3 month CME Term SOFR + 4.750%)	8.917	10-14-28	4,233,804	4,191,466
Steward Partners Global Advisory LLC, Revolver (1 month CME Term SOFR + 4.750%) (C)	8.913	10-14-28	2,457,480	2,432,906
Steward Partners Global Advisory LLC, Term Loan (3 month CME Term SOFR + 4.750%)	8.913	10-14-28	4,157,143	4,115,571
See notes to Consolidated portfolio of investments

John Hancock GA Senior Loan Trust
Consolidated portfolio of investments 9-30-25 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance 2.1%
Stellar Buyer LLC, 2025 1st Amendment Term Loan A (3 month CME Term SOFR + 5.000%)	9.002	11-12-30	1,963,816	$1,958,906
Stellar Buyer LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 5.000%) (C)	9.002	11-12-30	5,207,409	5,194,390
Stellar Buyer LLC, Revolver (C)	—	11-12-30	2,607,616	2,601,097
Stellar Buyer LLC, Term Loan A (3 month CME Term SOFR + 5.000%)	9.002	11-12-30	9,317,012	9,293,719
Health care 24.4%				226,491,698
Health care equipment and supplies 3.4%
CPC/Cirtec Holdings, Inc., 2023 USD Term Loan (1 month CME Term SOFR + 5.000%)	9.163	01-30-29	12,187,500	12,187,500
LTC Consulting Services LLC, Revolver (Prime rate + 3.750%) (C)	11.000	05-01-31	1,212,121	1,206,060
LTC Consulting Services LLC, Term Loan (3 month CME Term SOFR + 4.750%)	9.030	05-01-31	18,740,909	18,647,207
Health care providers and services 21.0%
Beacon Behavioral Holdings LLC, 2025 3rd Amendment Delayed Draw Term Loan (C)	—	06-21-29	4,006,786	3,966,718
Beacon Behavioral Holdings LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 5.500%) (C)	9.515	06-21-29	10,341,389	10,237,975
Beacon Behavioral Holdings LLC, Revolver (C)	—	06-21-29	364,356	360,712
Beacon Behavioral Holdings LLC, Term Loan (15.000% PIK)	15.000	06-21-29	2,156,560	2,145,777
BrightView LLC, Delayed Draw Term Loan (1 month CME Term SOFR + 5.750%)	10.028	12-14-26	687,134	687,134
BrightView LLC, Revolver (1 month CME Term SOFR + 5.750%) (C)	10.028	12-14-26	315,217	315,217
BrightView LLC, Term Loan (1 month CME Term SOFR + 5.750%)	10.028	12-14-26	5,157,241	5,157,241
CRH Healthcare Purchaser, Inc., Delayed Draw Term Loan (C)	—	09-17-31	1,031,536	1,026,378
CRH Healthcare Purchaser, Inc., Revolver (C)	—	09-17-31	412,614	408,488
CRH Healthcare Purchaser, Inc., Term Loan (3 month CME Term SOFR + 5.250%)	9.273	09-17-31	4,538,756	4,493,369
Guided Practice Solutions Dental LLC, 3rd Amendment Delayed Draw Term Loan (1 month CME Term SOFR + 6.250%)	10.528	11-24-29	4,821,331	4,785,171
Guided Practice Solutions Dental LLC, Delayed Draw Term Loan (1 month CME Term SOFR + 6.250%)	10.528	11-24-29	3,783,288	3,754,914
Guided Practice Solutions Dental LLC, Term Loan (1 month CME Term SOFR + 6.250%)	10.528	11-24-29	5,992,069	5,947,128
IMA Group Management Company LLC, 2023 Delayed Draw Term Loan (3 month CME Term SOFR + 6.500%)	10.752	06-30-28	245,690	237,705
IMA Group Management Company LLC, 2023 Revolver (3 month CME Term SOFR + 6.500%) (C)	10.949	06-30-28	821,018	794,335
IMA Group Management Company LLC, 2023 Term Loan (3 month CME Term SOFR + 6.750%)	11.043	06-30-28	9,785,276	9,467,254
In Vitro Sciences LLC, 2024 Delayed Draw Term Loan (1 month CME Term SOFR + 7.000%)	11.278	02-28-29	2,714,453	2,456,580
In Vitro Sciences LLC, 2024 Revolver (C)	—	02-28-29	695,906	629,795
See notes to Consolidated portfolio of investments

John Hancock GA Senior Loan Trust
Consolidated portfolio of investments 9-30-25 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
In Vitro Sciences LLC, 2024 Term Loan (1 month CME Term SOFR + 7.000%)	11.278	02-28-29	11,995,687	$10,856,097
Insignia Finance Merger Sub LLC, 2023 Incremental Term Loan (3 month CME Term SOFR + 6.750%)	10.902	05-04-30	3,051,223	2,776,613
Insignia Finance Merger Sub LLC, Revolver (Prime rate + 5.750% and 3 month CME Term SOFR + 6.750%)	10.902	12-23-27	1,673,077	1,522,500
Insignia Finance Merger Sub LLC, Term Loan (1 month CME Term SOFR + 6.750%)	10.902	12-23-27	5,451,151	4,960,547
MWD Management LLC, Delayed Draw Term Loan (1 month CME Term SOFR + 5.000%)	9.263	06-15-27	3,890,000	3,890,000
MWD Management LLC, Revolver (1 month CME Term SOFR + 5.000%) (C)	9.263	06-15-27	1,000,000	1,000,000
MWD Management LLC, Term Loan (1 month CME Term SOFR + 5.000%)	9.263	06-15-27	4,850,000	4,850,000
OIS Management Services LLC, 2022 1st Lien Delayed Draw Term Loan (3 month CME Term SOFR + 4.750%)	8.752	11-16-28	2,508,154	2,533,235
OIS Management Services LLC, 2022 1st Lien Revolver (C)	—	11-16-28	769,231	769,231
OIS Management Services LLC, 2022 Term Loan (3 month CME Term SOFR + 4.750%)	8.752	11-16-28	6,500,000	6,565,000
OIS Management Services LLC, 2024 2nd Amendment Incremental Delayed Draw Term Loan (3 month CME Term SOFR + 4.750%) (C)	8.752	11-16-28	1,972,627	1,992,353
OIS Management Services LLC, 2025 3rd Amendment Incremental Delayed Draw Term Loan (C)	—	11-16-28	2,579,029	2,604,819
Pediatric Home Respiratory Services LLC, 2024 Delayed Draw Term Loan (C)	—	12-23-30	2,625,000	2,618,438
Pediatric Home Respiratory Services LLC, 2024 Revolver (6 month CME Term SOFR + 5.000%) (C)	9.242	12-23-30	1,458,333	1,454,688
Pediatric Home Respiratory Services LLC, 2024 Term Loan (3 month CME Term SOFR + 5.000%)	9.245	12-23-30	13,349,583	13,316,209
Premier Imaging LLC, 2021 4th Amendment Delayed Draw Term Loan (3 month CME Term SOFR + 6.000%)	10.263	03-31-26	1,570,897	1,405,953
Premier Imaging LLC, 2021 4th Amendment Term Loan (3 month CME Term SOFR + 6.000%)	10.263	03-31-26	5,840,160	5,226,943
Redwood MSO LLC, 2024 Delayed Draw Term Loan (3 month CME Term SOFR + 5.500%) (C)	9.607	12-20-29	2,293,401	2,259,000
Redwood MSO LLC, 2024 Revolver (Prime rate + 4.500% and 3 month CME Term SOFR + 5.500%) (C)	11.053	12-20-29	983,146	968,399
Redwood MSO LLC, 2024 Term Loan (1 month CME Term SOFR + 5.500%)	9.502	12-20-29	14,116,175	13,904,432
Refocus Management Services LLC, 2025 2nd Amendment Delayed Draw Term Loan (3 month CME Term SOFR + 5.500%) (C)	9.602	07-01-32	5,650,674	5,650,674
Refocus Management Services LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 5.500%)	9.750	02-14-29	2,290,497	2,290,497
Refocus Management Services LLC, Revolver (3 month CME Term SOFR + 5.500%) (C)	9.867	02-14-29	460,526	460,526
Refocus Management Services LLC, Term Loan (3 month CME Term SOFR + 5.500%)	9.602	02-14-29	5,897,039	5,897,039
See notes to Consolidated portfolio of investments

John Hancock GA Senior Loan Trust
Consolidated portfolio of investments 9-30-25 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Southern Orthodontic Partners Management LLC, 2025 7th Amendment Delayed Draw Term Loan (1 month CME Term SOFR + 5.500%) (C)	9.502	06-02-32	1,905,356	$1,905,356
Southern Orthodontic Partners Management LLC, 4th Amendment Delayed Draw Term Loan (3 month CME Term SOFR + 5.500%)	9.502	01-27-26	9,743,531	9,743,531
The Smilist DSO LLC, 2024-1 Delayed Draw Term Loan (3 month CME Term SOFR + 6.000%)	10.002	04-04-29	3,032,735	3,063,062
The Smilist DSO LLC, 2024-2 Delayed Draw Term Loan (3 month CME Term SOFR + 6.000%)	10.002	04-04-29	2,435,503	2,459,858
The Smilist DSO LLC, 2024-3 Delayed Draw Term Loan (3 month CME Term SOFR + 5.250%) (C)	9.251	04-04-29	35,086	34,822
The Smilist DSO LLC, Revolver (C)	—	04-04-29	614,035	614,035
The Smilist DSO LLC, Term Loan (3 month CME Term SOFR + 6.000%)	10.002	04-04-29	11,217,654	11,329,830
Wildcat Purchaser LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 5.000%) (C)	9.034	05-08-31	2,501,642	2,476,625
Wildcat Purchaser LLC, Revolver (C)	—	05-08-31	833,959	825,619
Wildcat Purchaser LLC, Term Loan A (3 month CME Term SOFR + 5.000%)	9.002	05-08-31	5,407,180	5,353,109
Industrials 46.3%				429,334,942
Air freight and logistics 0.7%
PNB Holdings III LLC, Delayed Draw Term Loan (C)	—	09-17-30	1,875,000	1,865,625
PNB Holdings III LLC, Revolver (6 month CME Term SOFR + 4.750%) (C)	8.758	09-17-30	1,250,000	1,243,750
PNB Holdings III LLC, Term Loan (3 month CME Term SOFR + 4.500%)	8.523	09-17-30	3,712,500	3,693,938
Building products 3.3%
DAWGS Intermediate Holding Company, Revolver (3 month CME Term SOFR + 4.500%) (C)	8.494	03-28-31	1,081,596	1,078,892
DAWGS Intermediate Holding Company, Term Loan A (3 month CME Term SOFR + 4.500%)	8.502	03-28-31	4,390,845	4,379,868
Integrated Openings Solutions LLC, 2025 4th Amendment Term Loan (3 month CME Term SOFR + 5.000%)	9.296	11-20-29	900,357	886,852
Integrated Openings Solutions LLC, Delayed Draw Term Loan Tranche 1 (3 month CME Term SOFR + 5.000%)	9.295	11-20-29	6,293,427	6,199,025
Integrated Openings Solutions LLC, Revolver (3 month CME Term SOFR + 5.000%) (C)	9.296	11-20-29	579,212	570,524
Vybond Buyer LLC, Delayed Draw Term Loan (C)	—	02-03-32	3,066,589	3,035,923
Vybond Buyer LLC, Revolver (C)	—	02-03-32	2,299,942	2,276,942
Vybond Buyer LLC, Term Loan (3 month CME Term SOFR + 5.000%)	9.002	02-03-32	12,103,136	11,982,105
Commercial services and supplies 15.5%
Air Buyer, Inc., Revolver (C)	—	07-23-30	615,530	601,681
Air Buyer, Inc., Term Loan (3 month CME Term SOFR + 5.500%)	9.819	07-23-30	6,093,750	5,956,641
American Combustion Industries, Inc., Delayed Draw Term Loan A (1 month CME Term SOFR + 5.250%)	9.513	08-31-28	1,231,714	1,182,445
See notes to Consolidated portfolio of investments

John Hancock GA Senior Loan Trust
Consolidated portfolio of investments 9-30-25 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
American Combustion Industries, Inc., Delayed Draw Term Loan B (1 month CME Term SOFR + 5.250%) (C)	9.513	08-31-28	1,462,509	$1,404,009
American Combustion Industries, Inc., Revolver (1 month CME Term SOFR + 5.100% and 1 month CME Term SOFR + 5.250%) (C)	9.513	08-31-28	548,729	526,780
American Combustion Industries, Inc., Term Loan (1 month CME Term SOFR + 5.250%)	9.513	08-31-28	3,583,016	3,439,695
BCTS Parent LLC, 2025 Incremental Delayed Draw Term Loan (C)	—	12-26-29	5,586,942	5,586,942
BCTS Parent LLC, Delayed Draw Term Loan (1 month CME Term SOFR + 5.000%) (C)	9.163	12-26-29	4,866,625	4,866,625
BCTS Parent LLC, Revolver (C)	—	12-26-29	1,772,421	1,772,421
BCTS Parent LLC, Term Loan (3 month CME Term SOFR + 5.000%)	9.199	12-26-29	6,965,615	6,965,615
Beary Landscaping LLC, 2025 3rd Amendment Term Loan A (6 month CME Term SOFR + 5.000%)	9.060	12-21-29	624,009	624,009
Beary Landscaping LLC, 2025 4th Amendment Term Loan A (3 month CME Term SOFR + 5.000%)	9.154	12-21-29	290,396	290,396
Beary Landscaping LLC, Delayed Draw Term Loan (1 and 6 month CME Term SOFR + 5.000%)	9.317	11-22-29	2,102,113	2,102,113
Beary Landscaping LLC, Revolver (Prime rate + 4.000% and 3 and 6 month CME Term SOFR + 5.000%) (C)	9.966	11-22-29	2,112,676	2,112,676
Beary Landscaping LLC, Term Loan (3 month CME Term SOFR + 5.000%)	9.308	11-22-29	10,586,092	10,586,092
Diverzify Intermediate LLC, 2024 9th Amendment Delayed Draw Term Loan (C)	—	05-11-27	6,000,000	5,775,000
Diverzify Intermediate LLC, 2024 9th Amendment Term Loan (3 month CME Term SOFR + 5.750%)	10.070	05-11-27	11,385,000	10,958,063
Identiti Resources LLC, 2025 1st Amendment Term Loan (1 month CME Term SOFR + 5.000%)	9.163	11-01-29	9,445,473	9,351,018
Identiti Resources LLC, Revolver (1 month CME Term SOFR + 5.000%) (C)	9.163	11-01-29	810,937	802,828
MC Group Ventures Corp., 2021 Delayed Draw Term Loan (3 month CME Term SOFR + 5.500%) (C)	9.862	06-30-27	2,509,448	2,452,986
MC Group Ventures Corp., 2021 Revolver (Prime rate + 4.500%) (C)	11.750	06-30-27	940,073	918,921
MC Group Ventures Corp., 2021 Term Loan (3 month CME Term SOFR + 5.500%)	9.908	06-30-27	3,966,786	3,877,533
MC Group Ventures Corp., 2024 Incremental Delayed Draw Term Loan (C)	—	06-30-27	2,111,079	2,058,302
MC Group Ventures Corp., 2024 Incremental Term Loan (3 month CME Term SOFR + 5.250%)	9.658	06-30-27	2,223,670	2,168,078
Renovation Systems LLC, 2024 2nd Amendment Delayed Draw Term Loan B (3 month CME Term SOFR + 6.000%)	10.002	01-23-28	1,243,200	1,218,336
Renovation Systems LLC, 2024 2nd Amendment Revolver (3 and 6 month CME Term SOFR + 6.000%)	10.080	01-23-28	626,313	613,786
Renovation Systems LLC, 2024 2nd Amendment Term Loan (3 month CME Term SOFR + 6.000%)	10.002	01-23-28	13,852,975	13,575,915
Renovation Systems LLC, 2024 Delayed Draw Term Loan C (6 month CME Term SOFR + 6.000%) (C)	10.182	01-23-28	1,627,846	1,595,289
See notes to Consolidated portfolio of investments

John Hancock GA Senior Loan Trust
Consolidated portfolio of investments 9-30-25 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
Security Services Acquisition Sub Corp., 2023 7th Amendment DDTL (1 month CME Term SOFR + 5.750%)	10.013	09-30-27	885,628	$867,916
Security Services Acquisition Sub Corp., 2023 Eighth Amendment Delayed Draw Term Loan (1 month CME Term SOFR + 5.750%)	10.013	09-30-27	5,811,385	5,695,157
Security Services Acquisition Sub Corp., 2024 11th Amendment Term Loan A (1 month CME Term SOFR + 5.750%)	10.013	09-30-27	2,613,313	2,561,047
Security Services Acquisition Sub Corp., 2024 12th Amendment Term Loan A (1 month CME Term SOFR + 5.750%)	10.013	09-30-27	3,428,547	3,359,976
StartKleen Legacy Holdings LLC, Delayed Draw Term Loan (C)	—	03-14-31	3,663,004	3,617,216
StartKleen Legacy Holdings LLC, Revolver (C)	—	03-14-31	2,930,403	2,893,773
StartKleen Legacy Holdings LLC, Term Loan A (1 month CME Term SOFR + 4.500%)	8.636	03-14-31	9,111,722	8,997,825
XpressMyself.com LLC, 2023 Incremental Term Loan (3 month CME Term SOFR + 5.750%)	9.906	09-07-28	2,443,750	2,443,750
XpressMyself.com LLC, Revolver (C)	—	09-07-28	1,470,588	1,463,235
XpressMyself.com LLC, Term Loan (3 month CME Term SOFR + 5.500%)	9.670	09-07-28	8,273,529	8,232,162
Construction and engineering 1.0%
Magic Valley Electric LLC, Delayed Draw Term Loan (C)	—	04-07-31	4,360,719	4,306,210
Magic Valley Electric LLC, Revolver (C)	—	04-07-31	872,144	861,242
Magic Valley Electric LLC, Term Loan (1 month CME Term SOFR + 4.500%)	8.675	04-07-31	3,905,024	3,856,211
Machinery 1.2%
Rapid Buyer LLC, Delayed Draw Term Loan (C)	—	10-15-30	3,418,906	3,359,075
Rapid Buyer LLC, Revolver (C)	—	10-15-30	1,709,453	1,679,538
Rapid Buyer LLC, Term Loan (6 month CME Term SOFR + 4.750%)	8.848	10-15-30	6,275,060	6,165,246
Professional services 9.5%
CPS Holdco, Inc., Delayed Draw Term Loan A (3 month CME Term SOFR + 4.750%)	8.949	03-28-31	3,904,135	3,865,093
CPS Holdco, Inc., Delayed Draw Term Loan B (C)	—	03-28-31	4,281,136	4,238,324
CPS Holdco, Inc., Revolver (C)	—	03-28-31	2,014,652	1,994,505
CPS Holdco, Inc., Term Loan (3 month CME Term SOFR + 4.750%)	8.752	03-28-31	7,571,841	7,496,122
Galloway & Company LLC, Delayed Draw Term Loan (C)	—	05-05-31	5,253,940	5,240,805
Galloway & Company LLC, Revolver (C)	—	05-05-31	1,751,314	1,746,936
Galloway & Company LLC, Term Loan (3 month CME Term SOFR + 4.500%)	8.502	05-05-31	11,529,772	11,500,948
Health Management Associates, Inc., 2023 Delayed Draw Term Loan (3 and 6 month CME Term SOFR + 6.250%)	10.506	03-30-29	1,262,189	1,262,189
Health Management Associates, Inc., 2023 Revolver (C)	—	03-30-29	711,238	711,238
Health Management Associates, Inc., 2023 Term Loan A (6 month CME Term SOFR + 6.250%)	10.567	03-30-29	9,742,345	9,742,345
HMN Acquirer Corp., Delayed Draw Term Loan (C)	—	11-05-31	1,591,435	1,587,457
HMN Acquirer Corp., Revolver (C)	—	11-05-31	954,861	952,474
HMN Acquirer Corp., Term Loan (3 month CME Term SOFR + 4.500%)	8.502	11-05-31	4,296,238	4,285,498
See notes to Consolidated portfolio of investments

John Hancock GA Senior Loan Trust
Consolidated portfolio of investments 9-30-25 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Professional services (continued)
Management Consulting & Research LLC, 2022 1st Amendment Delayed Draw Term Loan (6 month CME Term SOFR + 4.750%)	8.916	10-29-27	2,689,257	$2,675,811
Management Consulting & Research LLC, 2025 5th Amendment Delayed Draw Term Loan (3 and 6 month CME Term SOFR + 4.750%) (C)	8.689	08-16-27	10,242,415	10,191,203
Management Consulting & Research LLC, Revolver (1 month CME Term SOFR + 4.750%) (C)	8.900	08-16-27	909,498	904,951
Management Consulting & Research LLC, Term Loan (6 month CME Term SOFR + 4.750%)	8.916	08-16-27	6,102,733	6,072,219
Purple Cow Buyer LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 4.750%) (C)	8.992	11-05-30	1,504,939	1,493,652
Purple Cow Buyer LLC, Revolver (3 month CME Term SOFR + 4.750%) (C)	8.992	11-05-30	401,317	398,307
Purple Cow Buyer LLC, Term Loan (3 month CME Term SOFR + 5.000%)	9.321	11-05-30	2,389,844	2,371,920
WeLocalize, Inc., 2019 Delayed Draw Term Loan (3 month CME Term SOFR + 5.000%)	9.102	06-23-26	1,059,671	1,054,373
WeLocalize, Inc., 2021 Revolver (1 and 3 month CME Term SOFR + 5.000%) (C)	9.266	06-23-26	878,327	873,936
WeLocalize, Inc., 2021 Term Loan A (3 month CME Term SOFR + 5.000%)	9.102	06-23-26	4,175,064	4,154,189
WeLocalize, Inc., Incremental Term Loan (3 month CME Term SOFR + 5.000%)	9.102	06-23-26	3,176,971	3,161,086
Trading companies and distributors 15.1%
Crane Engineering Sales LLC, 2025 1st Amendment Delayed Draw Term Loan (C)	—	08-27-29	1,776,597	1,776,597
Crane Engineering Sales LLC, 2025 1st Amendment Incremental Term Loan (3 month CME Term SOFR + 4.750%)	9.068	08-27-29	644,953	644,953
Crane Engineering Sales LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 4.750%)	8.968	08-27-29	5,918,678	5,918,678
Crane Engineering Sales LLC, Revolver (C)	—	08-27-29	2,197,400	2,197,400
Crane Engineering Sales LLC, Term Loan (3 month CME Term SOFR + 4.750%)	8.752	08-27-29	6,860,000	6,860,000
Genuine Cable Group LLC, 2022 3rd Amendment Incremental Term Loan (1 month CME Term SOFR + 5.750%)	10.013	11-02-26	9,700,000	9,433,250
Krayden Holdings, Inc., Delayed Draw Term Loan A (1 month CME Term SOFR + 4.750%)	8.913	03-01-29	1,480,664	1,476,962
Krayden Holdings, Inc., Delayed Draw Term Loan B (1 month CME Term SOFR + 4.750%)	8.913	03-01-29	1,480,664	1,476,962
Krayden Holdings, Inc., Revolver (1 month CME Term SOFR + 4.750%) (C)	8.899	03-01-29	1,562,500	1,558,594
Krayden Holdings, Inc., Term Loan A (1 month CME Term SOFR + 4.750%)	8.913	03-01-29	7,769,531	7,750,107
M&D Midco, Inc., 2024 1st Amendment Delayed Draw Term Loan (3 month CME Term SOFR + 6.000%) (C)	10.349	08-31-28	5,170,990	5,158,062
M&D Midco, Inc., 2024 3rd Amendment Delayed Draw Term Loan (C)	—	08-31-28	833,926	831,841
M&D Midco, Inc., 2024 3rd Amendment Term Loan (3 month CME Term SOFR + 6.000%)	10.349	08-31-28	1,172,535	1,169,603
See notes to Consolidated portfolio of investments

John Hancock GA Senior Loan Trust
Consolidated portfolio of investments 9-30-25 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
M&D Midco, Inc., Delayed Draw Term Loan (3 month CME Term SOFR + 6.000%)	10.349	08-31-28	2,247,466	$2,241,847
M&D Midco, Inc., Revolver (1 and 3 month CME Term SOFR + 6.000%) (C)	10.450	08-31-28	1,563,752	1,559,843
M&D Midco, Inc., Term Loan (3 month CME Term SOFR + 6.000%)	10.349	08-31-28	6,362,844	6,346,937
PVI Holdings, Inc., Term Loan (3 month CME Term SOFR + 4.948%)	9.374	09-30-27	9,700,000	9,700,000
SBP Holding LP, 2023 1st Lien Delayed Draw Term Loan (1 month CME Term SOFR + 6.250%)	10.413	12-24-29	1,437,097	1,415,540
SBP Holding LP, 2023 Revolver (1 and 3 month CME Term SOFR + 6.250%) (C)	10.416	12-24-29	1,451,613	1,429,839
SBP Holding LP, 2023 Term Loan (1 month CME Term SOFR + 6.250%)	10.413	12-24-29	11,945,564	11,766,381
SurfacePrep Buyer LLC, 2025 Incremental Delayed Draw Term Loan (3 month CME Term SOFR + 5.000%) (C)	9.199	02-04-30	1,241,990	1,241,990
SurfacePrep Buyer LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 5.000%)	9.145	02-04-30	1,948,152	1,948,152
SurfacePrep Buyer LLC, Revolver (3 month CME Term SOFR + 5.000%) (C)	9.242	02-04-30	1,986,301	1,986,301
SurfacePrep Buyer LLC, Term Loan (3 month CME Term SOFR + 5.000%)	9.242	02-04-30	10,422,123	10,422,123
Tilley Chemical Company, Inc., Delayed Draw Term Loan (3 month CME Term SOFR + 6.000%)	10.152	12-31-26	1,417,597	1,233,309
Tilley Chemical Company, Inc., Revolver (3 month CME Term SOFR + 6.000%) (C)	10.152	12-31-26	1,433,761	1,247,372
Tilley Chemical Company, Inc., Term Loan A (3 month CME Term SOFR + 6.000%)	10.152	12-31-26	6,286,811	5,469,525
WWEC Holdings III Corp., 2024 Incremental Delayed Draw Term Loan (3 month CME Term SOFR + 5.000%) (C)	9.002	10-03-28	5,532,658	5,560,322
WWEC Holdings III Corp., Delayed Draw Term Loan (3 month CME Term SOFR + 5.000%)	9.002	10-03-28	1,525,621	1,533,249
WWEC Holdings III Corp., Revolver (C)	—	10-03-28	2,166,827	2,166,827
WWEC Holdings III Corp., Term Loan (3 month CME Term SOFR + 5.000%)	9.002	10-03-28	6,988,820	7,023,764
Xenon Arc, Inc., 2024-1 Term Loan (3 month CME Term SOFR + 5.750%)	10.175	12-20-28	17,281,250	17,281,250
Xenon Arc, Inc., 2025-1 Term Loan (3 month CME Term SOFR + 5.750%)	9.852	12-20-28	2,574,563	2,574,563
Information technology 9.3%				86,040,736
IT services 4.4%
AC Blackpoint Acquisition, Inc., 2025 1st Amendment Delayed Draw Term Loan C (C)	—	12-31-30	719,424	712,230
AC Blackpoint Acquisition, Inc., 2025 1st Amendment Delayed Draw Term Loan D (C)	—	12-31-30	719,424	712,230
AC Blackpoint Acquisition, Inc., 2025 1st Amendment Delayed Draw Term Loan E (C)	—	12-31-30	719,424	712,230
AC Blackpoint Acquisition, Inc., Delayed Draw Term Loan A (3 and 6 month CME Term SOFR + 5.000%)	9.122	12-31-30	2,951,271	2,921,758
See notes to Consolidated portfolio of investments

John Hancock GA Senior Loan Trust
Consolidated portfolio of investments 9-30-25 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
IT services (continued)
AC Blackpoint Acquisition, Inc., Delayed Draw Term Loan B (3 month CME Term SOFR + 5.000%) (C)	9.002	12-31-30	2,957,722	$2,928,145
AC Blackpoint Acquisition, Inc., Revolver (C)	—	12-31-30	1,483,051	1,468,220
AC Blackpoint Acquisition, Inc., Term Loan (3 month CME Term SOFR + 5.000%)	9.002	12-31-30	9,567,532	9,471,856
AIDC IntermediateCo LLC, Term Loan (1 month CME Term SOFR + 5.500%)	9.663	07-22-27	9,725,000	9,700,688
Jetson Buyer, Inc., Revolver (C)	—	04-09-30	720,941	713,731
Jetson Buyer, Inc., Term Loan (3 month CME Term SOFR + 5.500%)	9.502	04-09-30	4,200,380	4,158,376
Nxgen Buyer, Inc., 2021 Term Loan (1 month CME Term SOFR + 4.750%)	8.913	10-31-25	2,165,317	2,159,903
Nxgen Buyer, Inc., 2025 12th Amendment Incremental Term Loan (1 month CME Term SOFR + 4.750%)	8.913	11-01-27	732,510	728,848
Nxgen Buyer, Inc., Term Loan (1 month CME Term SOFR + 4.750%)	8.913	11-01-27	4,748,111	4,736,241
Software 4.9%
Alta Buyer LLC, 2022 Incremental Term Loan (3 month CME Term SOFR + 5.000%)	9.002	12-21-27	9,700,000	9,700,000
Alta Buyer LLC, 2025 Incremental Term Loan (3 month CME Term SOFR + 5.000%)	9.002	12-21-27	609,599	609,599
Andretti Buyer LLC, Revolver (C)	—	06-30-26	897,364	897,364
Andretti Buyer LLC, Term Loan (3 month CME Term SOFR + 4.250%)	8.252	06-30-26	3,896,990	3,896,990
QM Buyer, Inc., Delayed Draw Term Loan (C)	—	12-06-30	3,888,889	3,879,167
QM Buyer, Inc., Revolver (C)	—	12-06-30	1,944,444	1,939,583
QM Buyer, Inc., Term Loan (3 month CME Term SOFR + 5.000%)	9.002	12-06-30	11,579,167	11,550,219
Trimech Acquisition Corp., 2025 3rd Amendment Term Loan (3 month CME Term SOFR + 4.750%)	8.752	03-10-28	2,637,132	2,663,503
Trimech Acquisition Corp., Revolver (Prime rate + 3.750%) (C)	11.000	03-10-28	1,315,789	1,315,789
Trimech Acquisition Corp., Term Loan (3 month CME Term SOFR + 4.750%)	8.752	03-10-28	8,380,263	8,464,066
Materials 6.5%				59,790,152
Chemicals 5.0%
Chemtron Supply LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 4.750%)	8.786	03-02-29	4,109,375	4,099,102
Chemtron Supply LLC, Revolver (C)	—	03-02-29	2,083,333	2,078,125
Chemtron Supply LLC, Term Loan (3 month CME Term SOFR + 4.750%)	8.752	03-02-29	6,084,896	6,069,684
Chroma Color Corp., Delayed Draw Term Loan (3 month CME Term SOFR + 4.250%)	8.252	04-23-29	2,067,708	2,067,708
Chroma Color Corp., Revolver (C)	—	04-21-29	833,333	833,333
Chroma Color Corp., Term Loan (3 month CME Term SOFR + 4.250%)	8.558	04-23-29	9,367,708	9,367,708
Polymer Solutions Group LLC, 2019 Revolver (C)	—	11-26-25	463,768	463,768
Polymer Solutions Group LLC, 2019 Term Loan (6 month CME Term SOFR + 4.250%)	8.381	11-26-26	1,821,256	1,821,256
Seawolf Buyer LLC, Delayed Draw Term Loan (C)	—	08-08-31	2,450,980	2,414,216
See notes to Consolidated portfolio of investments

John Hancock GA Senior Loan Trust
Consolidated portfolio of investments 9-30-25 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Chemicals (continued)
Seawolf Buyer LLC, Revolver (C)	—	08-08-31	2,450,980	$2,414,216
Seawolf Buyer LLC, Term Loan (3 month CME Term SOFR + 5.000%)	9.234	08-08-31	15,098,039	14,871,569
Containers and packaging 0.5%
Comar Holding Company LLC, 2018 Term Loan (3 month CME Term SOFR + 2.000% and 4.750% PIK)	10.776	06-18-26	1,879,537	1,386,159
Comar Holding Company LLC, 2nd Amendment Delayed Draw Term Loan (3 month CME Term SOFR + 2.000% and 4.750% PIK)	10.776	06-18-26	799,100	589,337
Comar Holding Company LLC, Delayed Draw Term Loan (3 month CME Term SOFR + 2.000% and 4.750% PIK)	10.776	06-18-26	231,236	170,536
Comar Holding Company LLC, First Amendment Delayed Draw Term Loan (3 month CME Term SOFR + 2.000% and 4.750% PIK)	10.776	06-18-26	433,585	319,769
Comar Holding Company LLC, First Amendment Term Loan (3 month CME Term SOFR + 2.000% and 4.750% PIK)	10.776	06-18-26	1,713,686	1,263,843
Comar Holding Company LLC, Revolver (3 month CME Term SOFR + 2.000% and 4.750% PIK)	10.776	06-18-26	304,417	224,508
Paper and forest products 1.0%
I.D. Images Acquisition LLC, Incremental Term Loan 5 (1 month CME Term SOFR + 5.750%)	9.913	11-30-29	9,335,315	9,335,315

	Shares/Units	Value

Equity (A) 0.3%		$2,810,363
(Cost $2,745,428)
Consumer discretionary 0.1%		963,019
Diversified consumer services 0.1%
P.J. Fitzpatrick LLC	6,667	680,000
Hotels, restaurants and leisure 0.0%
Rocket Group Holdings LLC, Class A Units	283,019	283,019
Consumer staples 0.0%		377,495
Food products 0.0%
GSF Group Holdings LP, Class A-2 Units	363	377,495
Financials 0.0%		424,567
Insurance 0.0%
Stellar Parent LLC, Class A Units	322	424,567
Industrials 0.1%		585,557
Machinery 0.1%
Rapid Aggregator LLC	365	324,568
Professional services 0.0%
CPS Investors LP, Class A Units	2,747	260,989
See notes to Consolidated portfolio of investments

John Hancock GA Senior Loan Trust
Consolidated portfolio of investments 9-30-25 (unaudited)

	Shares/Units	Value
Information technology 0.1%		$459,725
IT services 0.1%
AC BlackPoint Holdings LLC, Class A-1 Units	469	459,725

	Yield (%)	Shares	Value

Short-term investments 1.7%			$16,011,010
(Cost $16,011,010)
Short-term funds 1.7%			16,011,010
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.0784(D)	16,011,010	16,011,010

Total investments (Cost $1,164,978,725) 125.3%	$1,162,098,736
Less unfunded loan commitments (25.7%)	(238,779,157)
Net investments (Cost $926,199,568) 99.6%	$923,319,579
Other assets and liabilities, net 0.4%	4,262,287
Total net assets 100.0%	$927,581,866

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend
CME	CME Group Published Rates
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	Securities are valued using significant unobservable inputs and are classified as Level 3 in the fair value hierarchy.
(B)	Senior loans are variable rate obligations which generally pay interest rates that are periodically redetermined by reference to a base lending rate and spread, which are both subject to change. The rate shown represents the rate at period end.
(C)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread of the funded portion, if any. No interest rate is determined for unfunded positions. See Notes to Portfolio of investments for more information.
(D)	The rate shown is the annualized seven-day yield as of 9-30-25.
See notes to Consolidated portfolio of investments

John Hancock GA Senior Loan Trust
Notes to Consolidated portfolio of investments 9-30-25 (unaudited)

Security valuation. Investments are valued at the end of each month at a minimum. The fund invests primarily in senior loans. Manulife Investment Management Private Markets (US) LLC (the Advisor), assisted by its Pricing Committee (composed of officers of the Advisor and its affiliates), determines the fair value of the fund’s securities that are not publicly traded or whose market prices are not readily available pursuant to procedures established by the Advisor and adopted by the Board of Trustees. In connection with that determination, portfolio valuations are prepared in accordance with the Advisor’s valuation policy using valuation obtained from independent valuation firms and/or proprietary models.
Valuation techniques include discounted cash flow models, comparison with similar instruments for which  observable market prices exist and other valuation models. Assumptions and inputs used in valuation techniques include risk-free and benchmark interest rates, credit spreads and other inputs used in estimating discount rates. For senior loans, the fund uses valuations from independent valuation firms, which are based on models developed from recognized US GAAP valuation approaches under ASC 820. Some or all of the significant inputs into these models may be unobservable and are derived either from observable market prices or rates or are estimated based on unobservable assumptions. Valuation models that employ significant unobservable inputs require a higher degree of management judgment and estimation in the determination of fair value. Judgment and estimation are usually required for the selection of the appropriate valuation model to be used, determination of expected future cash flows on the financial instrument being valued, determination of the probability of counterparty default and prepayments and selection of appropriate discount rates.
Equity securities are generally valued at the last sale price or, for certain markets, the official closing price as of the close of the relevant exchange. Securities not traded on a particular day are valued using last available bid prices. A security that is listed or traded on more than one exchange is typically valued at the price on the exchange where the security was acquired or most likely will be sold. In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
The Pricing Committee engages in oversight activities with respect to pricing vendors, which includes, among other things, back-testing of pricing vendor prices against actual trades, conducting periodic due diligence meetings and reviews, and periodically reviewing the inputs, assumptions and methodologies used by these vendors. Nevertheless, market quotations, official closing prices, or information furnished by a pricing vendor could be inaccurate, which could lead to a security being valued incorrectly.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
Senior loan investments are measured at fair value based on the present value of the expected cash flows of the loans. There are no quoted prices in active markets. Assumptions and inputs used in the valuation of senior loan investments include prepayment estimates, determination of the discount rate based on the

John Hancock GA Senior Loan Trust
Notes to Consolidated portfolio of investments 9-30-25 (unaudited)

risk-free interest rate adjusted for credit risk (including estimation of probability of default), liquidity and any other adjustments that the independent valuation firm believes that a third-party market participant would take into account in pricing a transaction. Senior loan investment valuations rely primarily on the use of significant unobservable inputs, including credit assumptions, which require significant judgment and, accordingly, are classified as Level 3.
Other debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Other debt obligations are generally classified as Level 2.
Equity investments that do not have a counterparty trading in public market will be fair valued as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. Private equities rely primarily on the use of significant unobservable inputs, which require significant judgment and, accordingly, are classified as Level 3.
Investments in open-end mutual funds are valued at their respective net asset values each business day and are generally classified as Level 1.
The following is a summary of the values by input classification of the fund’s investments as of September 30, 2025 by major security category or type:
	Total value at 9-30-25	Level 1 quoted price	Level 2 Significant observable inputs	Level 3 Significant unobservable inputs
Investments in securities:
Assets
Senior loans (less unfunded loan commitments)	$904,498,206	—	—	$904,498,206
Equity	2,810,363	—	—	2,810,363
Short-term investments	16,011,010	$16,011,010	—	—
Total investments in securities	$923,319,579	$16,011,010	—	$907,308,569
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. There were no transfers into or out of Level 3 during the period.
	Senior loans	Equity	Total
Balance as of 12-31-24	$696,648,676	$1,086,191	$697,734,867
Purchases	259,440,232	1,646,095	261,086,327
Sales	(51,246,236)	—	(51,246,236)
Realized gain (loss)	448,721	—	448,721
Net amortization of (premium) discount	2,150,181	—	2,150,181
Change in unrealized appreciation (depreciation)	(2,943,368)	78,077	(2,865,291)
Balance as of 9-30-25	$904,498,206	$2,810,363	$907,308,569
Change in unrealized appreciation (depreciation) at period end[1]	$(2,356,169)	$78,077	$(2,278,092)

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 9-30-25	Valuation technique	Significant unobservable inputs	Input/Range	Input weighted average*
Senior loans	$887,246,910	Discounted cash flow	Discount rate	5.86% - 20.00%	9.63%

John Hancock GA Senior Loan Trust
Notes to Consolidated portfolio of investments 9-30-25 (unaudited)

	Fair Value at 9-30-25	Valuation technique	Significant unobservable inputs	Input/Range	Input weighted average*
	6,664,249	Recent transaction	Transaction price	$99.00 - $100.00	$99.18
	6,632,896	Market comparable Discounted cash flow	EV/NCY EBITDA Multiple Discount rate	8.00x 17.50%	8.00x 17.50%
	3,954,151	Market comparable	EV/LTM EBITDA Multiple	9.00x	9.00x
	$904,498,206

Equity	$2,810,363	Market comparable	EV/LTM EBITDA Multiple	8.00x - 14.00x	11.59x

Total	$907,308,569

*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of September 30, 2025 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount rate	Decrease	Increase
Enterprise value (EV)/LTM (Last 12 months) or NCY (Next Calendar year) to earnings before interest, taxes, depreciation, and amortization (EBITDA) multiple	Increase	Decrease
Transaction price	Increase	Decrease
Due to the inherent uncertainty of determining the fair value of Level 3 investments, the fair value of the investments may differ significantly from the values that would have been used had a ready market for such securities existed and may differ materially from the values that may ultimately be received or settled. Further, such investments will generally be subject to legal and other restrictions, or otherwise will be less liquid than publicly traded instruments. If the fund is required to liquidate a portfolio investment in a forced or liquidation sale, the fund might realize significantly less than the value at which such investment will have been previously been recorded. The fund’s investments will be subject to market risk. Market risk is the potential for changes in the value due to market changes. Market risk is directly impacted by the volatility and liquidity in the markets in which the investments are traded.
As of September 30, 2025, the fund had the following unfunded commitments outstanding:
Unfunded Senior Loan	Principal on Delayed Draw Term Loan	Principal on Revolver	Unrealized Appreciation (Depreciation)
4M Capital, Ltd.	—	$2,310,000	$17,070
AC Blackpoint Acquisition, Inc.	$3,151,916	1,483,051	(12,302)
Air Buyer, Inc.	—	615,530	(5,174)
All Glass & Window Holdings, Inc.	3,663,004	2,197,802	(3,214)
American Combustion Industries, Inc.	1,309,633	91,455	(45,634)
Andretti Buyer LLC	—	897,364	655
Bandon Fitness, Inc.	93,599	—	(5,474)
BCTS Parent LLC	9,707,821	1,772,421	93,108
Beacon Behavioral Holdings LLC	9,263,238	364,356	(6,027)
Beary Landscaping LLC	—	1,056,338	14,895
BrightView LLC	—	63,043	155
Capital Construction LLC	1,230,317	824,176	(13,647)

John Hancock GA Senior Loan Trust
Notes to Consolidated portfolio of investments 9-30-25 (unaudited)

Unfunded Senior Loan	Principal on Delayed Draw Term Loan	Principal on Revolver	Unrealized Appreciation (Depreciation)
Chemtron Supply LLC	—	2,083,333	30,895
Chroma Color Corp.	—	833,333	14,993
City Line Distributors	—	1,042,970	17,010
CPS Holdco, Inc.	4,281,136	2,014,652	(5,699)
Crane Engineering Sales LLC	1,776,597	2,197,400	40,063
CRH Healthcare Purchaser, Inc.	1,031,536	412,614	(58)
DAWGS Intermediate Holding Company	—	951,804	6,513
Diverzify Intermediate LLC	6,000,000	—	(161,907)
Eastern Communications Solutions, Inc.	—	3,008,596	9,481
Foodscience LLC	5,201,389	2,138,889	(47,701)
Galloway & Company LLC	5,253,940	1,751,313	47,947
GarageCo Intermediate II LLC	5,387,205	1,616,162	(10,419)
GSF Buyer LLC	3,629,764	1,814,882	(3,700)
Health Management Associates, Inc.	—	711,238	12,600
Hill Country Dairies, Inc.	1,330,645	1,053,427	(36,657)
HMN Acquirer Corp.	1,591,435	954,861	16,590
Identiti Resources LLC	—	721,734	(197)
IMA Group Management Company LLC	—	410,509	(7,066)
Impact Climate Technologies LLC	1,897,916	—	(33,214)
In Vitro Sciences LLC	—	695,906	(58,934)
Integrated Openings Solutions LLC	—	521,291	(1,394)
Jetson Buyer, Inc.	—	720,941	(1,745)
Krayden Holdings, Inc.	—	1,265,625	18,742
Leap Service Partners LLC	1,119,015	1,197,368	21,576
LTC Consulting Services LLC	—	969,697	4,188
LUV Car Wash Group LLC	1,196,429	—	(605)
M&D Midco, Inc.	949,580	888,654	8,694
Magic Valley Electric LLC	4,360,719	872,144	6,958
Management Consulting & Research LLC	2,012,887	825,285	(1,362)
MC Group Ventures Corp.	2,133,088	241,733	(49,562)
MWD Management LLC	—	666,667	4,614
O2B Early Education Holding, Inc.	3,629,764	1,814,882	20,674
OIS Management Services LLC	3,185,025	769,231	53,231
P.J. Fitzpatrick LLC	3,333,333	2,500,000	2,482
PAK Quality Foods Acquisition LLC	2,014,925	895,522	28,290
Pediatric Home Respiratory Services LLC	2,625,000	933,333	1,048
Perennial Services Group LLC	—	316,456	3,145
PNB Holdings III LLC	1,875,000	1,000,000	10,278
Polymer Solutions Group LLC	—	463,768	813
Prestige Backyards LLC	4,918,033	3,278,689	17,517
Purple Cow Buyer LLC	1,399,594	395,297	9,519
QM Buyer, Inc.	3,888,889	1,944,444	35,921
Rapid Buyer LLC	3,418,906	1,709,453	(46,490)

John Hancock GA Senior Loan Trust
Notes to Consolidated portfolio of investments 9-30-25 (unaudited)

Unfunded Senior Loan	Principal on Delayed Draw Term Loan	Principal on Revolver	Unrealized Appreciation (Depreciation)
Redwood MSO LLC	1,776,217	491,573	(10,638)
Refocus Management Services LLC	4,477,662	322,368	70,920
Renovation Systems LLC	607,972	—	(6,564)
Rocket Holdco Intermediate II LLC	—	1,886,792	3,601
RPC TopCo, Inc.	—	1,136,364	3,088
SBP Holding LP	—	707,178	289
Seawolf Buyer LLC	2,450,980	2,450,980	(19,698)
Simon Pearce LLC	—	696,429	394
Southern Orthodontic Partners Management LLC	1,339,465	—	2,580
Star Logistics & Hospitality Services LLC	2,909,226	758,929	(278,044)
StartKleen Legacy Holdings LLC	3,663,004	2,930,403	(28,194)
Stellar Buyer LLC	2,433,775	2,607,616	36,480
Steward Partners Global Advisory LLC	7,696,240	2,260,882	(40,545)
SurfacePrep Buyer LLC	301,754	1,738,014	28,417
The Smilist DSO LLC	12,971	614,035	8,633
Tilley Chemical Company, Inc.	—	1,246,748	(158,481)
Trimech Acquisition Corp.	—	1,236,842	8,245
TruSource Foods LLC	3,018,868	1,509,434	(13,141)
Vybond Buyer LLC	3,066,589	2,299,942	(1,443)
WeLocalize, Inc.	—	491,863	1,127
Wildcat Purchaser LLC	2,328,830	833,959	(8,257)
WWEC Holdings III Corp.	4,696,921	2,166,827	94,857
XpressMyself.com LLC	—	1,470,588	(83)
Total	$148,641,752	$90,137,405	$(294,974)
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.